Financial Risk Management Policy (Details) € in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Financial Risk Management Policy [Line Items]
Percentage of trade receivables	5.00%		5.00%	5.00%
Collateral transactions (in Pesos)	$ 3,967
Payment of merchandise (in Pesos)	535
Guarantee amount (in Pesos)	400	$ 3,000
Payment charges to third parties (in Pesos)	$ 6,135
Percentage of variable market rate	46.00%
Percentage of liabilities	100.00%	100.00%
Variation interest percentage		10.00%			10.00%	10.00%
Financial values contracts (in Pesos)		$ 120,916
Interest rate swaps			$ 47,070	€ 4,920
Derivative financial instruments forwards			$ 5,200		$ 15,500
Exito Group [Member]
Financial Risk Management Policy [Line Items]
Percentage of borrowings	92.00%	71.00%	92.00%	92.00%	71.00%	71.00%
Scenario II [Member]
Financial Risk Management Policy [Line Items]
Variation interest percentage	0.896%		0.896%	0.896%
Scenario III [Member]
Financial Risk Management Policy [Line Items]
Variation interest percentage	0.896%		0.896%	0.896%
Derivative Financial Instrument [Member]
Financial Risk Management Policy [Line Items]
Derivative financial instruments forwards					$ 34,600	€ 4,110